                                     Goodwin Procter LLP

                                     Counselors at Law

                                     Exchange Place

                                     Boston, MA 02109

                                     T: 617.570.1000

                                     F: 617.523.1231

May 9, 2014

VIA EDGAR AND FEDERAL EXPRESS

Pamela Long

Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 4561

100 F Street, NE

Washington, D.C. 20549

Re:	Vascular Biogenics Ltd.
Draft Registration Statement on Form F-1
Submitted March 25, 2014
CIK No. 0001603207

Dear Ms. Long:

This letter is confidentially submitted on behalf of Vascular Biogenics Ltd. (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the Company’s confidential submission of the draft Registration Statement on Form F-1 submitted on March 25, 2014 (the “Registration Statement”), as set forth in the Staff’s letter dated April 21, 2014 (the “Comment Letter”). The Company is concurrently confidentially submitting Amendment No. 1 to the confidential submission of the Registration Statement (“Amendment No. 1”), which includes changes to reflect responses to the Staff’s comments.

For reference purposes, the text of the Comment Letter has been reproduced and italicized herein with responses below each numbered comment. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Registration Statement, and page references in the responses refer to Amendment No. 1. All capitalized terms used and not otherwise defined herein shall have the meanings set forth in Amendment No. 1.

The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company. In addition to confidentially submitting this letter via EDGAR, we are sending via Federal Express four (4) copies of each of this letter and Amendment No. 1 (marked to show changes from the Registration Statement).

The Company respectfully advises the Staff that the Company has entered into an investment agreement with certain investors, providing for a Series E preferred shares financing (the “Series E Financing”), which is expected to close on or about May 15, 2014. The precise amount to be raised and shares to be issued in the Series E Financing has not yet been determined, and therefore in the enclosed Amendment No. 1, the Company has not updated financial or capitalization information to reflect the Series E Financing. The Company expects to do so in a subsequent amendment to the Company’s Registration Statement.

United States Securities and Exchange Commission

May 9, 2014

General

1.	If you intend to respond to these comments with an amended draft registration statement, please submit it and any associated correspondence in accordance with the guidance we provide in the Division’s October 11, 2012 announcement on the SEC website at http://www.sec.gov/divisions/corpfin/cfannouncements/drsfilingprocedures101512.htm.

RESPONSE: The Company respectfully advises the Staff that it intends to submit an amended draft registration statement and will submit the amended draft and any associated correspondence in accordance with the guidance provided in the Staff’s October 11, 2012 announcement on the SEC website.

2.	Please keep in mind that we may publicly post filing review correspondence in accordance with our December 1, 2011 policy (http://www.sec.gov/divisions/corpfin/cfannouncements/edgarcorrespondence.htm). If you intend to use Rule 83 (17 CFR 200.83) to request confidential treatment of information in the correspondence you submit on EDGAR, please properly mark that information in each of your confidential submissions to us so we do not repeat or refer to that information in our comment letters to you.

RESPONSE: The Company respectfully acknowledges the Staff’s comment.

3.	Please be advised that we may have additional comments when items that are currently blank are completed.

RESPONSE: The Company respectfully acknowledges the Staff’s comment.

4.	We note that you have omitted a price range and related information from your prospectus. Since the price range triggers a number of disclosure matters, we will need sufficient time to process the amendment when it is included. Please understand that its effect on disclosure throughout the document may cause us to raise issues on areas upon which we have not previously commented.

RESPONSE: The Company respectfully acknowledges the Staff’s comment and understands that the Staff will need sufficient time to review the filing after the price range is included and that the inclusion of the price range may cause the Staff to issue additional comments. The Company respectfully advises the Staff that it intends to file a confidential supplemental letter at a later date that includes an estimate of the price range.

United States Securities and Exchange Commission

May 9, 2014

5.	We note that you have yet to file a number of exhibits. Please file these exhibits as soon as possible in order to give the staff adequate time to review them. Note that we may have comments after we review these materials.

RESPONSE: The Company respectfully acknowledges the Staff’s comment and will file all remaining exhibits as soon as practicable to allow the Staff adequate time to review them. The Company understands that the Staff may have additional comments after it has reviewed the remaining exhibits.

6.	Prior to the effectiveness of the registration statement, please arrange to have the Financial Industry Regulatory Authority call us or provide us with a letter indicating that they have cleared the filing.

RESPONSE: In response to the Staff’s comment, the Company will arrange to have the Financial Industry Regulatory Authority call or provide the Staff with a letter indicating that the Financial Industry Regulatory Authority has cleared the filing.

7.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

RESPONSE: The Company respectfully advises the Staff that it has not provided any such written communications to potential investors in reliance on Section 5(d) of the Securities Act. The Company also advises the Staff that at this time no broker or dealer that is participating or will participate in the offering has published or distributed any research reports about the Company in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act. Should the Company provide any written communications to investors or any research reports be so published, it will provide them to the Staff on a supplemental basis.

8.	Please expand your disclosure to indicate whether you or a third party has filed investigational new drug (IND) applications for the following product candidates:

•	VB-111 for the treatment of recurrent glioblastoma;

•	VB-111 for the treatment of thyroid cancer;

•	VB-111 for the treatment of ovarian cancer;

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May 9, 2014

•	VB-201 for the treatment of psoriasis; and

•	VB-201 for the treatment of ulcerative colitis.

If INDs for these product candidates and corresponding indications have been filed, please additionally disclose the identity of the filers and the states the applications were filed. Alternatively, where no IND has been filed, please explain why.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 84 and 95 of Amendment No. 1.

Prospectus Summary, page 1

Summary Financial Data, page 10

9.	Based on the changes to your capital structure that will occur pursuant to the offering, it appears to us that you should provide pro forma loss per share disclosures for the most recent fiscal year and any interim period, if required, here, on page 66 and in your historical financial statements.

RESPONSE: The Company respectfully advises the Staff that it is in the process of closing its Series E Financing, which is expected to occur on or about May 15, 2014. Due to the anticipated changes in capitalization that would result from the Series E Financing, the Company respectfully advises the Staff that it will provide its pro forma loss per share disclosures for the most recent fiscal year and any interim period, as required, in a future amendment to the Registration Statement.

We are a “foreign private issuer” and intend to follow …, page 52

10.	Please ensure that your disclosure here is consistent with your disclosure elsewhere, including under “We are a “Corporate Governance Practices, page 120.” Include cross references to your disclosure elsewhere as necessary so investors may know where to find a discussion of any matters not fully discussed.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 49, 53, 122 and 149 of Amendment No. 1.

Use of Proceeds, page 60

11.	Please indicate where in the drug development process you expect to be after the expenditure of these proceeds.

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May 9, 2014

RESPONSE: In response to the Staff’s comment, the Company has revised page 60 of Amendment No. 1.

12.	We note your disclosure on page 60 that the proceeds will be used to fund development of other Lecinoxoid product candidates. Please identify these other product candidates.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 8 and 60 of Amendment No. 1. The Company respectfully advises the Staff that the Company has also revised page 100 of Amendment No. 1 to provide a more detailed description of its follow-on Lecinoxoid product candidates.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 67

Critical Accounting Policies and Significant Judgments and Estimates – Share-Based Compensation, page 70

Option Pricing, page 72

13.	Please revise your filing to:

•	Clarify the valuation methodology your management used to determine the fair value of your ordinary shares; and

•	Disclose the intrinsic value for the outstanding options based on the anticipated IPO price.

Please note that we are deferring a final evaluation of stock compensation and the fair value of your convertible loan until an amendment including your estimated offering price is filed. Please advise us of any new option grants or other equity issuances, including the date of grant or issuance, the exercise price, the fair value of the equity instrument at the date of grant and how you determined the fair value. Please supplementally provide us a quantitative and qualitative analysis explaining the difference between the estimated offering price and the fair values of recent equity issuances and conversion rights once the estimated offering price is determined.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 72 and 73 of Amendment No. 1. The Company will supplementally advise the Staff of any new option grants or other equity issuances, including the date of grant, the exercise price, the fair value of the equity instrument at the date of grant and how it determined the fair value. The Company respectfully advises the Staff that it will supplementally provide a quantitative and qualitative analysis explaining the difference between the estimated

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May 9, 2014

offering price and the fair values of recent equity issuances and conversion rights once the estimated offering price is determined.

Results of Operations, page 73

Research and development expenses, net, page 73

14.	Please disclose the amount of OCS grants that offset gross research and development expenses during each period presented.

RESPONSE: In response to the Staff’s comment, the Company has revised page 74 of Amendment No. 1.

15.	We note your disclosure that “the increase in research and development expense was primarily due to a $1.8 million reduction in the amount of OCS grants received in 2013 as compared to 2012, because the OCS did not approve our Lecinoxoids project application for 2013.” Please expand your disclosures to explain why the OCS did not approve your Lecinoxoids project application for 2013 and address any potential ramifications that this lack of approval may have on future time periods and projects. Also, please revise your risk factor, related to the receipt of government grants to fund research and development activities, to address the lack of approval of your project application for 2013 or explain to us why you do not believe such disclosure is necessary.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 16 and 74 of Amendment No. 1.

Liquidity and Capital Resources, page 74

16.	We note your disclosure that you do not believe that your available funds as of December 31, 2013 will allow you to execute your development plan for the remainder of this year. Please disclose how long you expect your current funds to last.

RESPONSE: In response to the Staff’s comment, the Company has revised page 75 of Amendment No. 1.

Funding Requirements, page 74

17.	We note your disclosure that “because of the numerous risks and uncertainties associated with the development of VB-111 and VB-201, and the extent to which we may enter into collaborations with third parties for development of these or other product candidates, we are unable to estimate the amounts of increased capital outlays and

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operating expenses associated with completing the development of VB-111, VB-201 and our other product candidates”. However, it appears to us you should have the ability to provide some quantified disclosures of how you intend to use existing cash and IPO proceeds and how much you expect it to cost to complete certain milestones, including phase 3 trials for VB-111 and phase 2 trials for VB-201. Please revise your registration statement to disclose how you intend to use existing cash and IPO proceeds and provide estimates for the range of costs you may incur to complete the aforementioned trials.

RESPONSE: In response to the Staff’s comment, the Company has revised page 75 of Amendment No. 1.

Contractual Obligation and Commitments, page 76

18.	Please disclose and discuss, here and in the notes to your financial statements, how you will account for the agreement with Tel Hashomer and the expected impact on your financial statements based on the current offering. To the extent there will be a material reduction to equity, it appears to us that you should provide pro forma equity disclosures that reflect the impact of this agreement.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 77, 78 and F-23 of Amendment No. 1. The Company supplementally advises the Staff that it does not expect these payments to be material (1% of the proceeds of this offering), and therefore, it does not believe it is necessary to provide pro forma equity disclosures that reflect the impact of the agreement.

19.	In regard to the agreement with Crucell, please clarify, here and in the notes to your financial statements, beginning when and for how long you are required to pay the annual license fee and if there are any limits/caps on the amount of potential royalties.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 78 and F-23 of Amendment No. 1.

Business, page 80

Our Strategy, page 81

20.	We note your disclosure on page 82 that if the results from Phase 2 of product candidate VB-201 are positive, you plan to commence Phase 3 clinical trials for both indications either independently or in collaboration with a third party. Please disclose what steps, if any, you have taken toward collaborating with a third party.

United States Securities and Exchange Commission

May 9, 2014

RESPONSE: In response to the Staff’s comment, the Company has revised pages 6 and 82 of Amendment No. 1.

Government Regulation, page 100

21.	Please expand this section to briefly discuss the regulations and approval process of the other countries in which you anticipate seeking approval for marketing of your products.

RESPONSE: In response to the Staff’s comment, the Company has revised page 101 of Amendment No. 1. The Company supplementally advises the Staff that the Registration Statement discusses regulations and approval processes in the European Union on pages 111 and 112 of Amendment No. 1 and that the European Union and Israel are the non-U.S. jurisdictions in which the Company anticipates seeking approval for the marketing of its product candidates.

Management, page 116

Board of Directors, page 121

22.	Please be more explicit in identifying the major shareholders who appointed each of the directors listed in the third paragraph under this subheading, and the terms of your arrangements with such directors. Please also clarify that the directors who were appointed by your major shareholders (rather than ‘the remaining directors’) in turn appointed Drs. Aron and Shapiro. If there are any arrangements or understandings among the company and the shareholder-appointed directors that resulted in the appointment of Drs. Aron and Shapiro, please disclose this as well.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 121 and 122 of Amendment No. 1.

Compensation of Executive Officers and Directors, page 136

23.	We note you disclose the aggregate compensation paid to executive officers and directors but that you do not provide such information on an individual basis. Please tell us whether individual disclosure is required in your home country or has otherwise been made by you. Refer to Item 6.B.1 of Form 20-F.

RESPONSE: The Company respectfully advises the Staff that individual disclosure as to compensation paid to executive officers and directors is not required in the Company’s home country rules or has been otherwise made by the Company.

United States Securities and Exchange Commission

May 9, 2014

24.	We note your disclosure on page 136 that you have entered into written agreements with your executive officers and compensation agreements with certain of your directors. Please tell us whether the public filing of these agreements is required in your home country or have otherwise been made public by you. Refer to Item 601(b)(10)(iii)(C)(5) of Regulation S-K.

RESPONSE: The Company respectfully advises the Staff that the public filing of the Company’s written agreements with its executive officers and compensation arrangements with certain of its directors is not required in the Company’s home country rules or has been otherwise made public by the Company.

25.	We note your disclosure that under certain circumstances Prof. Harats is entitled to benefits upon termination of employment. Please disclose the details of this agreement. See Item 6.C.2 of Form 20-F.

RESPONSE: In response to the Staff’s comment, the Company has revised page 137 of Amendment No. 1.

Related Party Transactions, page 139

26.	Please disclose that board members Dr. Gelvan and Ms. Alon are affiliated with the significant shareholders, Aurum Ventures and Pitango Venture Capital, with whom you have conducted transactions described in this section.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 140 and 141 of Amendment No. 1.

Convertible Loan, page 139

27.	We note your disclosure on pages 77 and 139 that on July 1, 2013 you entered into a convertible bridge loan agreement. Please file the convertible bridge loan agreement with your next amendment or tell us why you are not required to file this agreement as an exhibit.

RESPONSE: The Company respectfully advises the Staff that it does not believe the convertible bridge loan agreement is required to be filed as an exhibit to the Registration Statement because the amounts outstanding under the convertible promissory notes issued by the Company thereunder will be converted by May 16, 2014 into the Company’s preferred shares, which will be converted into the Company’s ordinary shares upon the completion of the Company’s initial public offering.

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May 9, 2014

Employment and Services Agreements, page 141

28.	On page 141 you cross reference a section that does not appear to exist in the registration statement. Please revise your registration statement accordingly.

RESPONSE: In response to the Staff’s comment, the Company has revised page 142 of Amendment No. 1.

Agreement with Prof. Jacob George, page 141

29.	Please file your agreements with Prof. Jacob George with your next amendment or tell us why you are not required to file these agreements as exhibits.

RESPONSE: In response to the Staff’s comment, the Company has submitted its January 24, 2010 agreement and the August 1, 2012 amendment thereto with Prof. Jacob George with Amendment No. 1 as Exhibit 10.16.

Principal Shareholders, page 142

30.	Please disclose the natural person or persons who have beneficial ownership of the shares held by Aurum Ventures and Pitango Ventures. Note that Rule 13d-3 defines beneficial ownership to include those holders with voting and/or dispositive control of your shares. In this regard, we note that entries for Dr. Gelvan and Aurum Ventures reference footnote (2), and entries for Ms. Alon and Pitango Ventures reference footnote (3); however you have not explained their relationship in the notes, or disclosed whether these individuals have or share voting or dispositive power over the shares attributed to the respective entities. In addition, the table does not attribute beneficial ownership of any shares held by the entities to either of Dr. Gelvan or Ms. Alon. Please revise the table and the footnotes to clarify these relationships and to identify the beneficial owners, within the meaning of Rule 13d-3, of the shares held by these entities.

RESPONSE: In response to the Staff’s comment, the Company has revised pages 144 and 145 of Amendment No. 1. In addition, the Company respectfully advises the Staff that it is in the process of closing its Series E Financing, which is expected to occur on or about May 15, 2014. Due to the anticipated changes in capitalization that would result from such closing, the Company respectfully advises the Staff that the capitalization information contained in the Principal Shareholders section of the Registration Statement is subject to change, which will be reflected in a future amendment.

31.	Please state the number of record holders in the United States and the corresponding percentage of your outstanding stock currently held in the United States. See Item 7.A.2 of Form 20-F.

United States Securities and Exchange Commission

May 9, 2014

RESPONSE: In response to the Staff’s comment, the Company has revised page 143 of Amendment No. 1. In addition, the Company respectfully advises the Staff that it is in the process of closing its Series E Financing, which is expected to occur on or about May 15, 2014. Due to the anticipated changes in capitalization that would result from such closing, the Company respectfully advises the Staff that the capitalization information contained in the Principal Shareholders section of the Registration Statement is subject to change, which will be reflected in a future amendment.

Description of Share Capital, page 145

32.	Please revise your disclosure to include the information required by Item 10.B.9 of Form 20-F. Additionally, include discussion of whether or the extent that shareholders may submit matters to be voted upon at shareholders meetings.

RESPONSE: The Company respectfully advises the Staff that its Registration Statement discusses the information required by Item 10.B of Form 20-F, including in the sections of the prospectus captioned “Management—External Directors” beginning on page 123, “Management—Approval of Related Party Transactions Under Israeli Law” beginning on page 131, “Management—Employment and Services Agreements with Executive Officers and Directors” beginning on page 137, “Description of Share Capital—Election of Directors” beginning on page 147, “Description of Share Capital—Shareholder Meetings” beginning on page 148, “Description of Share Capital—Voting Rights” beginning on page 148 and “Description of Share Capital—Acquisitions under Israeli Law” beginning on page 150. In addition, the Company has revised page 137 of Amendment No. 1 to provide further disclosure related to compensation of its executive officers and directors. The Company respectfully advises the Staff that with respect to Items 2 through 8 of Item 10.B of Form 20-F, the law applicable to the Company in these areas is not significantly different from that of the United States.

Shares Eligible for Future Sale, page 153

Lock-up Arrangements, page 153

33.	We note your discussion relating to lock-up agreements on page 153. Please file the lock-up agreements as exhibits to the registration statement. Refer to Item 601(b)(10).

RESPONSE: The Company respectfully advises the Staff that it will file the form of lock-up agreement, to be entered into by the underwriters in the Company’s offering to which the Registration Statement relates and directors, officers and the Company’s

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securityholders, as an exhibit to the form of underwriting agreement, to be filed as Exhibit 1.1 to the Registration Statement.

Financial Statements, page F-1

Note 2 – Summary of Significant Accounting Policies, page F-7

b. Functional and presentation currency, page F-8

34.	Please demonstrate to us how you determined that the U.S. dollar is your functional currency as provided in paragraphs 9-12 of IAS 21.

RESPONSE: The Company respectfully submits the following as an analysis of the Company’s functional currency based on the factors appearing in IAS 21. In accordance with the provisions of IAS 21, the functional currency of an entity is the currency of the primary economic environment in which the entity operates.

Paragraph 9 to IAS 21:

“The primary economic environment in which an entity operates is normally the one in which it primarily generates and expends cash. An entity considers the following factors in determining its functional currency:

(a) the currency:

(i)	that mainly influences sales prices for goods and services (this will often be the currency in which sales prices for its goods and services are denominated and settled); and

(ii)	of the country whose competitive forces and regulations mainly determine the sales prices of its goods and services.”

The Company has not generated revenues to date. However, based on industry experience and expectations about the potential licensing partners and the relevant markets for the Company’s drugs, the Company expects the U.S. dollar will be the currency in which future revenues will be earned. In addition, the U.S. Food and Drug Administration is the most relevant regulatory body for the approval of the Company’s products.

(b)	“the currency that mainly influences labor, material and other costs of providing goods or services (this will often be the currency in which such costs are denominated and settled).”

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The Company’s costs are composed mainly of payments to subcontractors and CROs, patent expenses and other material payments that are denominated in the U.S. dollar. As an example, approximately 47% and 38% of the Company’s costs for the years ended December 31, 2012 and 2013, respectively, were denominated and settled in U.S. dollars. The rest of the costs are influenced by several currencies, the most significant of which is the Israeli Shekel, which comprised approximately 27% and 37% of the Company’s costs for the years ended December 31, 2012 and 2013, respectively.

Paragraph 10 to IAS 21:

“The following factors may also provide evidence of an entity’s functional currency:

(a)	currency in which funds from financing activities (ie issuing debt and equity instruments) are generated.

(b)	the currency in which receipts from operating activities are usually retained.”

Since its inception, all of the Company’s capital raises have been denominated in U.S. dollars. Further, the U.S. dollar is the currency in which the majority of cash and cash equivalents and bank deposits are retained, representing 65% of the Company’s cash and cash equivalents and bank deposits as of December 31, 2013.

The factors mentioned in paragraph 11 to IAS 21, were not applicable to the Company. Based on the above, the Company’s management concluded that the U.S. dollar is the currency that represents the economic effects of the underlying transactions, events and conditions and, thus, is the functional currency.

n. Government grants, page F-13

35.	Your accounting policy states that at the time of their receipt, government grants are off-set against the related research and development expenses in the statement of comprehensive loss. However, based on your disclosure in note 12(a), we note you also recognized government grants receivable in your balance sheets at December 31, 2013 and December 31, 2012. Please clarify when you recognize government grants in your financial statements. For any government grants for which you record a receivable, please clarify how you determined your accounting complies with IAS 20.

RESPONSE: In response to the Staff’s comment, the Company has revised page F-13 of Amendment No. 1. The Company supplementally advises the Staff that the government grants are received in installments respective to the “program” progress as monitored through periodic reporting by the eligible entity of the actual expense incurred. This process involves the review and approval of a periodic progress report, followed by

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notice to the entity of the approved grant amount and the transfer of the funds by the Ministry of Economy within a few weeks of such notice. Additionally, the Company respectfully advises the Staff that the Office of the Chief Scientist in Israel (the “OCS”) participates only in pre-approved research and development plans. Plans submitted for approval include details as to the nature of the research and development project, hours of specific research and development personnel that will be involved in the project, direct budgeted costs and allocated overhead. Approved plans are entitled to receive OCS participation on the basis of a predetermined percentage of the approved costs with certain fixed ceilings. The entitlement to such participation is “earned” and therefore recorded on an accrual basis as the Company incurs costs that are within the approved plan. Hence, as the Company performs the approved research and development plan and incurs costs on that basis, the Company complies with the conditions for receiving the OCS participation (IAS 20.7(a)). Furthermore, when such costs are incurred, the OCS reviews and approves the quarterly progress report and provides notice to the Company of the approved amount for actual grant. Participations received as above, are considered a forgivable loan (IAS 20.10). Currently, there is a high level of uncertainty for research and development projects, and as such, the initial recognition of the OCS participations is recorded as a deduction from research and development expenses in the Statement of Comprehensive Loss.

Note 10 – Share Capital, page F-15

36.	We note your disclosure, here and throughout your filing, related to shares that appear will be issued to your CEO based on anti-dilution rights. Please clarify how you will account for these shares, including the accounting literature you are relying on.

RESPONSE: The Company respectfully advises the Staff that part of the shares held by Prof. Dror Harats were entitled to certain anti-dilution rights. The anti-dilution mechanism was effective from 2001 and expired in 2007 and entitled him during that period to receive additional 83,313 ordinary shares for their nominal value (consisting of 76,217 “anti-dilution shares” and warrants to purchase 7,096 shares). Prof. Harats has not been entitled to any similar right since 2007. The right to receive these additional shares at nominal value was share-based compensation upon the grant. The anti-dilution shares and the warrants were treated the same from an accounting point of view because they have the same characteristics and the same economic effect on a per share basis. Since then, there has not been additional compensation and the Company’s financial results have not been affected.

Exhibits, page II-3

37.	We note your disclosure on page F-22 that in September 2012 and December 2013, you entered into agreements, according to which you will receive project management

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services from two Contact Research Organizations for the execution of a clinical trial in the field of anti-inflammatory small molecules. Please file these agreements as exhibits with your next amendment.

RESPONSE: The Company respectfully advises the Staff that the requested agreements will be submitted as Exhibits 10.11 and 10.13 in a future amendment to the Registration Statement.

If you should have any questions concerning the enclosed matters, please contact the undersigned at (617) 570-1035.

Sincerely,

/s/Lawrence S. Wittenberg

Lawrence S. Wittenberg

Enclosures

cc:

Amos Ron, Vascular Biogenics Ltd.

Dror Harats, Vascular Biogenics Ltd.

Mitchell S. Bloom, Goodwin Procter LLP

Brent B. Siler, Cooley LLP

Darren K. DeStefano, Cooley LLP

Vascular Biogenics Ltd.